UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Address of principal executive offices) (Zip code)

Julietta Martikyan

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

PRIMECAP Odyssey Stock Fund
POSKX
Annual Shareholder Report | October 31, 2025
This  annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund (the “Fund”) for the period of  November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Stock Fund	$74	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the PRIMECAP Odyssey Stock Fund’s total return of +21.62% exceeded the S&P 500® Index’s total return of +21.45%.

• The U.S. economy experienced mild turbulence during the fiscal year. The prospect of substantial tariff increases generated uncertainty and prompted businesses to stockpile inventories, which tipped real GDP growth negative in the first calendar quarter. But growth returned thereafter, as consumer spending and AI-driven capital investment both provided a boost. The Fed, following its late 2024 rate cuts, was content to keep rates unchanged for most of the year.
     But as employment data weakened through the summer, the Fed resumed its easing campaign with rate cuts in each of
     September and October.

• The S&P 500® Index delivered yet another strong performance. April featured a sharp decline when “Liberation Day” tariff threats panicked the market, but trade Armageddon never fully materialized. The Magnificent Seven stocks, in a now familiar narrative, powered the market higher; AI-fueled NVIDIA soared 53 percent, briefly eclipsing five trillion dollars in market capitalization. Meanwhile, the Index’s already aggressive valuation expanded further, from roughly 21x forward
     P/E  to above 22x at period-end.

• The Fund modestly outpaced the S&P 500® Index’s robust gain despite underweight exposure to the Magnificent Seven.
     Relative to the S&P 500®, favorable stock selection more than offset unfavorable sector allocation.

• Stock selection was positive in the health care, information technology, financials, and industrials sectors. The consumer discretionary sector was the primary detractor.

• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care (flat benchmark return) and its substantial underweight positions in the two best performing sectors, information technology (+38%) and communication services (+35%).
PRIMECAP Odyssey Stock Fund	PAGE 1	TSR-AR-74160Q301

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The chart illustrates the performance of a hypothetical $10,000 investment in the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Stock Fund	21.62	17.10	12.89
S&P 500® Index	21.45	17.64	14.64
Investment result data reflects deduction of fund operating expenses. Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-stock-fund/.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,516,908,172
Number of Holdings	148
Net Advisory Fee	$25,498,869
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2025)

Top 10 Issuers	(%)
Eli Lilly & Co.	5.6%
AstraZeneca PLC	4.3%
Intel Corp.	3.7%
AECOM	3.6%
Microsoft Corp.	3.2%
KLA Corp.	3.1%
Siemens AG	2.8%
Flex Ltd.	2.6%
Alphabet, Inc. - Class A & C	2.0%
FedEx Corp.	2.0%

Top Sectors	(%)
Information Technology	23.5%
Health Care	22.6%
Industrials	22.5%
Financials	11.0%
Consumer Discretionary	7.6%
Communication Services	3.6%
Consumer Staples	2.3%
Energy	2.3%
Materials	2.1%
Utilities	0.0%
Real Estate	0.0%
Cash & Other	2.5%
The Fund is distributed by ALPS Distributors, Inc.
PRIMECAP Odyssey Stock Fund	PAGE 2	TSR-AR-74160Q301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature.

PRIMECAP Odyssey Stock Fund	PAGE 3	TSR-AR-74160Q301

PRIMECAP Odyssey Growth Fund
POGRX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund (the “Fund”) for the period of  November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature. You can also request this information by contacting us at  1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Growth Fund	$77	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the PRIMECAP Odyssey Growth Fund’s total return of +31.83% exceeded both the S&P 500®  Index’s total return of +21.45% and the Russell 1000 Growth Index’s total return of +30.70%.

• The U.S. economy experienced mild turbulence during the fiscal year. The prospect of substantial tariff increases generated uncertainty and prompted businesses to stockpile inventories, which tipped real GDP growth negative in the first calendar quarter. But growth returned thereafter, as consumer spending and AI-driven capital investment both provided a boost. The Fed, following its late 2024 rate cuts, was content to keep rates unchanged for most of the year.
     But as employment data weakened through the summer, the Fed resumed its easing campaign with rate cuts in each of
     September and October.

• The S&P 500® Index delivered yet another strong performance. April featured a sharp decline when “Liberation Day”
     tariff threats panicked the market, but trade Armageddon never fully materialized. The Magnificent Seven stocks, in a now familiar narrative, powered the market higher; AI-fueled NVIDIA soared 53 percent, briefly eclipsing five trillion dollars in market capitalization. Meanwhile, the Index’s already aggressive valuation expanded further, from roughly
     21x forward P/E to above 22x at period-end.

• The Fund outpaced the S&P 500® Index’s robust gain despite underweight exposure to the Magnificent Seven. Relative to the S&P 500®, favorable stock selection more than offset unfavorable sector allocation.

• Stock selection was very favorable in the health care, information technology, and industrials sectors, while selection within consumer discretionary and communication services also benefited results.

• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care (flat benchmark return) and its underweight positions in the two best performing sectors, information technology (+38%) and communication services (+35%).
PRIMECAP Odyssey Growth Fund	PAGE 1	TSR-AR-74160Q103

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The chart illustrates the performance of a hypothetical $10,000 investment in the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Growth Fund	31.83	16.62	13.90
S&P 500® Index	21.45	17.64	14.64
Investment result data reflects deduction of fund operating expenses. Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-growth-fund/.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$5,342,285,890
Number of Holdings	183
Net Advisory Fee	$27,918,910
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2025)

Top 10 Issuers	(%)
Micron Technology, Inc.	5.0%
Eli Lilly & Co.	4.7%
Alphabet, Inc. - Class A & C	4.0%
BeOne Medicines Ltd.	3.7%
Xometry, Inc.	3.7%
Alibaba Group Holding Ltd.	2.8%
Rhythm Pharmaceuticals, Inc.	2.8%
Flex Ltd.	2.6%
Intel Corp.	2.4%
Microsoft Corp.	2.2%

Top Sectors	(%)
Health Care	26.4%
Information Technology	26.1%
Industrials	18.3%
Consumer Discretionary	9.4%
Financials	7.5%
Communication Services	7.3%
Consumer Staples	1.8%
Energy	0.7%
Materials	0.7%
Real Estate	0.1%
Cash & Other	1.7%
The Fund is distributed by ALPS Distributors, Inc.
PRIMECAP Odyssey Growth Fund	PAGE 2	TSR-AR-74160Q103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature.

PRIMECAP Odyssey Growth Fund	PAGE 3	TSR-AR-74160Q103

PRIMECAP Odyssey Aggressive Growth Fund
POAGX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund (the “Fund”) for the period of  November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Aggressive Growth Fund	$75	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the PRIMECAP Odyssey Aggressive Growth Fund’s total return of +32.05% exceeded both the S&P 500® Index’s total return of +21.45% and the Russell Midcap Growth Index’s total return of +19.59%.

• The U.S. economy experienced mild turbulence during the fiscal year. The prospect of substantial tariff increases generated uncertainty and prompted businesses to stockpile inventories, which tipped real GDP growth negative in the first calendar quarter. But growth returned thereafter, as consumer spending and AI-driven capital investment both provided a boost. The Fed, following its late 2024 rate cuts, was content to keep rates unchanged for most of the year.
     But as employment data weakened through the summer, the Fed resumed its easing campaign with rate cuts in each of
     September and October.

• The S&P 500® Index delivered yet another strong performance. April featured a sharp decline when “Liberation Day”
     tariff threats panicked the market, but trade Armageddon never fully materialized. The Magnificent Seven stocks, in a now familiar narrative, powered the market higher; AI-fueled NVIDIA soared 53 percent, briefly eclipsing five trillion dollars  in market capitalization. Meanwhile, the Index’s already aggressive valuation expanded further, from roughly 21x forward P/E to above 22x at period-end.

• The Fund outpaced the S&P 500® Index’s robust gain despite underweight exposure to the Magnificent Seven. Relative to the S&P 500®, favorable stock selection more than offset unfavorable sector allocation.

• Stock selection was broadly favorable, with particular strength in the health care, information technology, consumer discretionary, and industrials sectors. The energy and financials sectors were the only detractors.

• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care (flat benchmark return) and its underweight positions in the two best performing sectors, information technology (+38%) and communication services (+35%).
PRIMECAP Odyssey Aggressive Growth Fund	PAGE 1	TSR-AR-74160Q202

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?
The chart illustrates the performance of a hypothetical $10,000 investment in the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Aggressive Growth Fund	32.05	12.25	12.98
S&P 500® Index	21.45	17.64	14.64
Investment result data reflects deduction of fund operating expenses. Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,825,544,550
Number of Holdings	187
Net Advisory Fee	$35,341,033
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets as of October 31, 2025)

Top 10 Issuers	(%)
Micron Technology, Inc.	5.8%
Rhythm Pharmaceuticals, Inc.	4.3%
BeOne Medicines Ltd.	3.2%
Eli Lilly & Co.	3.2%
Alphabet, Inc. - Class A & C	3.0%
NVIDIA Corp.	2.7%
Flex Ltd.	2.7%
Alibaba Group Holding Ltd.	2.6%
Tesla, Inc.	2.5%
AECOM	2.3%

Top Sectors	(%)
Information Technology	31.2%
Health Care	26.1%
Industrials	13.3%
Consumer Discretionary	13.0%
Communication Services	7.1%
Financials	4.5%
Materials	1.7%
Consumer Staples	1.0%
Energy	0.3%
Real Estate	0.1%
Cash & Other	1.7%
The Fund is distributed by ALPS Distributors, Inc.
PRIMECAP Odyssey Aggressive Growth Fund	PAGE 2	TSR-AR-74160Q202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature.

PRIMECAP Odyssey Aggressive Growth Fund	PAGE 3	TSR-AR-74160Q202

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officers and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers, including any implicit waivers, from any provisions of the code of ethics during the period covered by this report.

The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when such person calls the Registrant at 1-800-729-2307.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Wayne H. Smith and Steven P. Cesinger are “audit committee financial experts” for the Registrant and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Effective December 8, 2025, Kelly Meldrum and Alan Sorkin, each of whom is a new Trustee of the Registrant and a member of the Audit Committee, also qualify as “audit committee financial experts” of the Registrant and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The Registrant has engaged its principal accountant, PricewaterhouseCoopers LLP, to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

“Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

(c) Tax Fees

“Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and specifically relate to the accountant’s review of the Registrant’s federal and state tax returns.

(d) All Other Fees

There were no other services provided by the principal accountant to the Registrant during the past two fiscal years.

The following table details the aggregate fees billed or expected to be billed to the Registrant for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$172,754	$163,697
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$19,497	$18,927
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant. All services were pre-approved and no waivers to the pre-approval requirement were made.

(e)(2) The percentage of fees billed by PricewaterhouseCoopers applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services rendered to the Registrant and to the Registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$19,497	$18,927
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PRIMECAP Odyssey Stock Fund
PRIMECAP Odyssey Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund
Core Financial Statements
October 31, 2025

PRIMECAP ODYSSEY STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 3.6%
Alphabet, Inc. - Class A	183,898	$51,710,279
Alphabet, Inc. - Class C	138,192	38,945,269
Comcast Corp. - Class A	137,300	3,821,746
Meta Platforms, Inc. - Class A	20,500	13,291,175
Nintendo Co. Ltd. - JPY	259,900	21,999,841
Walt Disney Co. (The)	277,000	31,195,740
		160,964,050
Consumer Discretionary - 7.6%
Birkenstock Holding PLC(a)	73,200	2,921,412
Burlington Stores, Inc.(a)	14,800	4,049,132
Capri Holdings Ltd.(a)	221,060	4,586,995
CarMax, Inc.(a)	418,300	17,530,953
Carnival Corp.(a)	876,000	25,255,080
eBay, Inc.	120,470	9,795,416
Mattel, Inc.(a)	2,067,130	37,993,849
Murphy USA, Inc.	7,264	2,601,965
Newell Brands, Inc.	1,550,000	5,270,000
NIKE, Inc. - Class B	107,900	6,969,261
Ross Stores, Inc.	539,730	85,773,892
Royal Caribbean Cruises Ltd.	56,550	16,220,236
Sony Group Corp. - ADR	3,002,715	83,745,721
Taylor Morrison Home Corp.(a)	12,500	740,875
TJX Cos., Inc. (The)	109,100	15,289,274
Whirlpool Corp.	359,819	25,773,835
		344,517,896
Consumer Staples - 2.3%
Altria Group, Inc.	34,900	1,967,662
BJ’s Wholesale Club Holdings, Inc.(a)	205,210	18,111,835
Dollar Tree, Inc.(a)	358,600	35,544,432
Philip Morris International, Inc.	61,100	8,818,563
Sysco Corp.	247,246	18,365,433
Tyson Foods, Inc. - Class A	112,000	5,757,920
US Foods Holding Corp.(a)	218,000	15,831,160
Walmart, Inc.	3,500	354,130
		104,751,135
Energy - 2.3%
Cameco Corp.	130,800	13,369,068
Chevron Corp.	252,235	39,782,504
ConocoPhillips	311,900	27,715,434
EOG Resources, Inc.	111,000	11,748,240
Expand Energy Corp.	58,000	5,991,980
TechnipFMC PLC	119,000	4,920,650
Transocean Ltd.(a)	30,000	115,200
		103,643,076
Financials - 11.0%
Bank of America Corp.	433,600	23,175,920
Bank of New York Mellon Corp. (The)	164,000	17,700,520
Capital One Financial Corp.	37,710	8,295,823

	Shares	Value
Charles Schwab Corp. (The)	497,590	$47,032,207
Citigroup, Inc.	413,500	41,858,605
CME Group, Inc. - Class A	178,100	47,283,769
Comerica, Inc.	359,000	27,463,500
Evercore, Inc. - Class A	18,020	5,307,971
Fidelity National Information Services, Inc.	52,221	3,264,857
JPMorgan Chase & Co.	124,579	38,759,018
Northern Trust Corp.	438,860	56,468,116
PayPal Holdings, Inc.(a)	340,580	23,591,977
Progressive Corp. (The)	38,320	7,893,920
Raymond James Financial, Inc.	377,860	59,955,046
Sony Financial Group, Inc. - ADR(a)	465,313	2,312,606
Visa, Inc. - Class A	116,700	39,764,358
Wells Fargo & Co.	504,158	43,846,621
WEX, Inc.(a)	15,100	2,202,788
		496,177,622
Health Care - 22.6%
Abbott Laboratories	47,110	5,823,738
Agilent Technologies, Inc.	137,240	20,086,446
Alcon, Inc.	46,050	3,402,634
Amgen, Inc.	265,060	79,101,856
AstraZeneca PLC - ADR	2,350,650	193,693,560
Biogen, Inc.(a)	555,660	85,721,668
Boston Scientific Corp.(a)	366,230	36,886,686
Bristol-Myers Squibb Co.	1,216,940	56,064,426
CVS Health Corp.	121,150	9,467,872
Danaher Corp.	24,000	5,169,120
Elanco Animal Health, Inc.(a)	3,337,971	73,936,058
Eli Lilly & Co.	292,873	252,708,397
GRAIL, Inc.(a)	7,834	720,180
GSK PLC - ADR	1,303,650	61,089,039
Illumina, Inc.(a)	51,500	6,362,310
LivaNova PLC(a)	158,410	8,337,118
Merck & Co., Inc.	36,100	3,103,878
Novartis AG - ADR	210,240	26,025,610
Revvity, Inc.	100,800	9,433,872
Sanofi SA - ADR	40,260	2,036,351
Siemens Healthineers AG - EUR	89,350	5,002,166
Stryker Corp.	12,500	4,453,000
Thermo Fisher Scientific, Inc.	77,350	43,887,616
UnitedHealth Group, Inc.	13,941	4,761,688
Waters Corp.(a)	3,680	1,286,528
Zimmer Biomet Holdings, Inc.	224,310	22,556,614
		1,021,118,431
Industrials - 22.5%
AECOM	1,206,550	162,099,993
Airbus SE - EUR	143,454	35,286,010
Alaska Air Group, Inc.(a)	53,550	2,234,642
Amentum Holdings, Inc.(a)	1,879,455	42,118,587
American Airlines Group, Inc.(a)	2,190,550	28,761,921
AMETEK, Inc.	39,762	8,036,298

The accompanying notes are an integral part of these financial statements.

1

PRIMECAP ODYSSEY STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Booz Allen Hamilton Holding Corp.	152,800	$13,318,048
Carrier Global Corp.	132,862	7,903,960
Caterpillar, Inc.	19,300	11,141,118
Curtiss-Wright Corp.	115,170	68,610,224
Delta Air Lines, Inc.	672,850	38,608,133
FedEx Corp.	353,175	89,642,879
General Dynamics Corp.	14,860	5,125,214
GXO Logistics, Inc.(a)	66,700	3,749,207
Honeywell International, Inc.	12,300	2,476,359
Jacobs Solutions, Inc.	264,020	41,136,956
Kirby Corp.(a)	195,953	20,277,216
Knight-Swift Transportation Holdings, Inc.	211,331	9,535,255
Moog, Inc. - Class A	134,600	27,572,810
Nextracker, Inc. - Class A(a)	591,468	59,868,391
Norfolk Southern Corp.	70,200	19,893,276
Otis Worldwide Corp.	65,241	6,051,755
Parsons Corp.(a)	109,800	9,128,772
Rockwell Automation, Inc.	13,250	4,880,770
RTX Corp.	6,562	1,171,317
RXO, Inc.(a)	89,100	1,579,743
Saia, Inc.(a)	8,700	2,544,750
Siemens AG - EUR	450,371	127,469,367
Southwest Airlines Co.	1,938,690	58,742,307
United Airlines Holdings, Inc.(a)	761,710	71,631,208
United Parcel Service, Inc. - Class B	159,400	15,369,348
XPO, Inc.(a)	142,084	20,441,625
		1,016,407,459
Information Technology - 23.5%
Adobe, Inc.(a)	67,610	23,008,359
Analog Devices, Inc.	146,180	34,225,123
Applied Materials, Inc.	218,932	51,033,049
Ciena Corp.(a)	20,000	3,798,400
Corning, Inc.	113,798	10,137,126
Flex Ltd.(a)	1,910,729	119,458,777
Hewlett Packard Enterprise Co.	1,772,450	43,283,229
HP, Inc.	845,160	23,385,577
Infineon Technologies AG - EUR	486,400	19,241,385
Intel Corp.(a)	4,146,200	165,806,538
Jabil, Inc.	72,600	16,036,614
Keysight Technologies, Inc.(a)	48,140	8,807,694
KLA Corp.	116,188	140,441,083
L.M. Ericsson Telephone Co. - ADR	2,194,030	22,137,763
Microsoft Corp.	275,940	142,884,492
NetApp, Inc.	362,360	42,678,761
NVIDIA Corp.	97,110	19,663,804
Oracle Corp.	296,270	77,803,465
QUALCOMM, Inc.	104,597	18,921,597

	Shares	Value
Seagate Technology Holdings PLC	108,873	$27,858,423
Teradyne, Inc.	67,163	12,207,547
Texas Instruments, Inc.	245,140	39,580,304
		1,062,399,110
Materials - 2.1%
Albemarle Corp.	239,620	23,537,873
Corteva, Inc.	74,480	4,576,051
Dow, Inc.	234,834	5,600,791
DuPont de Nemours, Inc.	116,750	9,532,637
FMC Corp.	229,392	3,479,877
Freeport-McMoRan, Inc.	270,000	11,259,000
Glencore PLC - GBP	4,246,138	20,329,541
Linde PLC	26,000	10,875,800
Solstice Advanced Materials, Inc.(a)	3,075	138,590
Tronox Holdings PLC	1,214,443	4,250,551
		93,580,711
Real Estate - 0.0%
American Homes 4 Rent - Class A	10,000	316,000
Utilities - 0.0%
PG&E Corp.	28,000	446,880
TOTAL COMMON STOCKS (Cost $1,882,654,348)		4,404,322,370
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 3.87%(b)	119,335,951	119,335,951
TOTAL SHORT-TERM INVESTMENTS (Cost $119,335,951)		119,335,951
TOTAL INVESTMENTS - 100.1% (Cost $2,001,990,299)		$4,523,658,321
Liabilities in Excess of Other Assets - (0.1)%		(6,750,149)
TOTAL NET ASSETS - 100.0%		$4,516,908,172

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
The accompanying notes are an integral part of these financial statements.

2

PRIMECAP ODYSSEY GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 7.3%
Alphabet, Inc. - Class A	505,270	$142,076,871
Alphabet, Inc. - Class C	258,404	72,823,415
Baidu, Inc. - ADR(a)	611,300	73,887,831
IMAX Corp.(a)	139,900	4,545,351
Live Nation Entertainment, Inc.(a)	29,520	4,414,126
Meta Platforms, Inc. - Class A	15,200	9,854,920
Netflix, Inc.(a)	6,300	7,048,818
Nintendo Co. Ltd. - JPY	382,800	32,402,998
Spotify Technology SA(a)	6,900	4,521,708
Trade Desk, Inc. (The) - Class A(a)	62,900	3,162,612
Universal Music Group N.V. - EUR	325,239	8,723,575
Walt Disney Co. (The)	228,300	25,711,146
		389,173,371
Consumer Discretionary - 9.4%
Alibaba Group Holding Ltd. - ADR	883,053	150,498,723
Amazon.com, Inc.(a)	226,777	55,383,479
Birkenstock Holding PLC(a)	104,700	4,178,577
Burlington Stores, Inc.(a)	41,000	11,217,190
Capri Holdings Ltd.(a)	190,970	3,962,627
CarMax, Inc.(a)	452,300	18,955,893
Carnival Corp.(a)	95,900	2,764,797
Carvana Co.(a)	39,600	12,138,984
DoorDash, Inc. - Class A(a)	13,830	3,517,937
eBay, Inc.	63,770	5,185,139
Entain PLC - GBP	392,571	4,086,563
Flutter Entertainment PLC(a)	95,977	22,323,290
Lucky Strike Entertainment Corp. - Class A	282,100	2,363,998
Marriott International, Inc. - Class A	20,000	5,211,600
Mattel, Inc.(a)	1,568,680	28,832,338
McDonald’s Corp.	5,300	1,581,679
Norwegian Cruise Line Holdings Ltd.(a)	242,300	5,432,366
Ollie’s Bargain Outlet Holdings, Inc.(a)	43,400	5,243,154
Ross Stores, Inc.	70,150	11,148,238
Royal Caribbean Cruises Ltd.	41,271	11,837,761
Sony Group Corp. - ADR	1,630,685	45,479,805
Tapestry, Inc.	8,200	900,524
Tesla, Inc.(a)	172,780	78,884,437
TJX Cos., Inc. (The)	46,500	6,516,510
Viking Holdings Ltd.(a)	56,700	3,450,195
		501,095,804
Consumer Staples - 1.8%
BellRing Brands, Inc.(a)	99,200	2,988,896
BJ’s Wholesale Club Holdings, Inc.(a)	104,130	9,190,514
Casey’s General Stores, Inc.	9,700	4,977,943
Dollar Tree, Inc.(a)	259,200	25,691,904
e.l.f. Beauty, Inc.(a)	49,820	6,085,015

	Shares	Value
Performance Food Group Co.(a)	406,200	$39,295,788
Philip Morris International, Inc.	42,600	6,148,458
US Foods Holding Corp.(a)	39,000	2,832,180
		97,210,698
Energy - 0.7%
Chevron Corp.	25,660	4,047,095
ConocoPhillips	263,100	23,379,066
Coterra Energy, Inc.	100,000	2,366,000
EOG Resources, Inc.	43,700	4,625,208
Exxon Mobil Corp.	19,470	2,226,590
SLB Ltd.	26,500	955,590
		37,599,549
Financials - 7.5%
Bank of America Corp.	92,200	4,928,090
Capital One Financial Corp.	6,500	1,429,935
Charles Schwab Corp. (The)	951,577	89,943,058
Citigroup, Inc.	216,900	21,956,787
CME Group, Inc. - Class A	98,800	26,230,412
Evercore, Inc. - Class A	15,710	4,627,538
JPMorgan Chase & Co.	100	31,112
MarketAxess Holdings, Inc.	317,932	50,888,196
Mastercard, Inc. - Class A	9,000	4,967,910
Northern Trust Corp.	368,390	47,400,741
PayPal Holdings, Inc.(a)	239,800	16,610,946
Raymond James Financial, Inc.	477,220	75,720,497
Sony Financial Group, Inc. - ADR(a)	276,289	1,373,156
Tradeweb Markets, Inc. - Class A	14,800	1,559,772
Visa, Inc. - Class A	149,050	50,787,297
Wells Fargo & Co.	53,640	4,665,071
		403,120,518
Health Care - 26.4%
Agilent Technologies, Inc.	36,120	5,286,523
Alcon, Inc.	46,600	3,443,274
Alkermes PLC(a)	119,640	3,672,948
Amgen, Inc.	200,410	59,808,356
AstraZeneca PLC - ADR	1,157,875	95,408,900
BeOne Medicines Ltd. - ADR(a)	637,227	197,846,239
Biogen, Inc.(a)	622,390	96,016,105
BioMarin Pharmaceutical, Inc.(a)	1,141,596	61,155,298
BioNTech SE - ADR(a)	364,600	37,885,586
Boston Scientific Corp.(a)	741,100	74,643,592
Bridgebio Pharma, Inc.(a)	89,500	5,606,280
Bristol-Myers Squibb Co.	746,030	34,369,602
Bruker Corp.	137,900	5,369,826
CVS Health Corp.	116,730	9,122,449
Danaher Corp.	5,600	1,206,128
Edwards Lifesciences Corp.(a)	38,212	3,150,579
Elanco Animal Health, Inc.(a)	3,456,471	76,560,833
Eli Lilly & Co.	289,438	249,744,473
Glaukos Corp.(a)	380,780	33,535,295
GRAIL, Inc.(a)	18,363	1,688,111

The accompanying notes are an integral part of these financial statements.

3

PRIMECAP ODYSSEY GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
GSK PLC - ADR	782,300	$36,658,578
Illumina, Inc.(a)	30,400	3,755,616
Insulet Corp.(a)	32,900	10,298,029
IQVIA Holdings, Inc.(a)	19,306	4,178,977
LivaNova PLC(a)	486,680	25,613,968
Merck & Co., Inc.	8,600	739,428
Nektar Therapeutics(a)	74,115	4,812,287
Neurocrine Biosciences, Inc.(a)	63,610	9,109,588
QIAGEN N.V. - EUR	84,390	3,964,794
Revvity, Inc.	116,820	10,933,184
Rhythm Pharmaceuticals, Inc.(a)	1,314,762	149,567,325
Siemens Healthineers AG - EUR	49,730	2,784,082
Stryker Corp.	11,000	3,918,640
Thermo Fisher Scientific, Inc.	32,500	18,440,175
UnitedHealth Group, Inc.	9,221	3,149,525
Waters Corp.(a)	6,000	2,097,600
Xencor, Inc.(a)	3,488,000	51,308,480
Zimmer Biomet Holdings, Inc.	151,580	15,242,885
		1,412,093,558
Industrials - 18.3%
AECOM	830,002	111,510,769
Airbus SE - EUR	123,758	30,441,298
Amentum Holdings, Inc.(a)	603,231	13,518,407
American Airlines Group, Inc.(a)	2,597,401	34,103,875
Booz Allen Hamilton Holding Corp.	134,400	11,714,304
Carrier Global Corp.	51,600	3,069,684
Curtiss-Wright Corp.	76,540	45,597,174
Delta Air Lines, Inc.	814,100	46,713,058
FedEx Corp.	86,600	21,980,812
General Dynamics Corp.	13,560	4,676,844
Honeywell International, Inc.	14,600	2,939,418
IDEX Corp.	171,590	29,420,821
J.B. Hunt Transport Services, Inc.	47,400	8,003,964
Jacobs Solutions, Inc.	485,954	75,716,493
JetBlue Airways Corp.(a)	88,400	371,280
Lyft, Inc. - Class A(a)	333,036	6,813,916
Nextracker, Inc. - Class A(a)	699,877	70,841,550
Norfolk Southern Corp.	24,500	6,942,810
Saia, Inc.(a)	10,800	3,159,000
Siemens AG - EUR	344,745	97,573,838
Southwest Airlines Co.	1,796,960	54,447,888
Textron, Inc.	9,770	789,514
TransDigm Group, Inc.	16,080	21,040,841
Uber Technologies, Inc.(a)	48,700	4,699,550
United Airlines Holdings, Inc.(a)	781,900	73,529,876
Xometry, Inc. - Class A(a)(b)	4,042,952	196,851,333
		976,468,317
Information Technology - 26.1%
Adobe, Inc.(a)	67,200	22,868,832
Advanced Micro Devices, Inc.(a)	16,100	4,123,532

	Shares	Value
Analog Devices, Inc.	123,960	$29,022,755
Applied Materials, Inc.	73,332	17,093,689
AppLovin Corp. - Class A(a)	25,200	16,060,716
Arm Holdings PLC - ADR(a)	21,660	3,678,301
ASML Holding N.V. - ADR	14,100	14,935,143
Autodesk, Inc.(a)	13,000	3,917,420
Broadcom, Inc.	18,770	6,937,955
Dell Technologies, Inc. - Class C	27,520	4,458,515
Fair Isaac Corp.(a)	11,697	19,411,523
Flex Ltd.(a)	2,193,419	137,132,556
FormFactor, Inc.(a)	341,818	18,782,899
Hewlett Packard Enterprise Co.	1,035,381	25,284,004
HP, Inc.	258,546	7,153,968
Intel Corp.(a)	3,144,400	125,744,556
Intuit, Inc.	3,500	2,336,425
Jabil, Inc.	249,500	55,112,055
Keysight Technologies, Inc.(a)	10,900	1,994,264
KLA Corp.	83,232	100,605,848
L.M. Ericsson Telephone Co. - ADR	800,800	8,080,072
Marvell Technology, Inc.	150,211	14,080,779
MaxLinear, Inc.(a)	92,520	1,401,678
Micron Technology, Inc.	1,192,286	266,797,838
Microsoft Corp.	230,540	119,375,918
MongoDB, Inc.(a)	94,965	34,170,306
NetApp, Inc.	186,311	21,943,710
Nutanix, Inc. - Class A(a)	212,810	15,160,584
NVIDIA Corp.	569,000	115,216,810
Okta, Inc. - Class A(a)	50,197	4,594,532
Oracle Corp.	119,500	31,381,895
OSI Systems, Inc.(a)	71,200	19,826,352
Palo Alto Networks, Inc.(a)	43,110	9,494,546
RingCentral, Inc. - Class A(a)	58,900	1,774,068
Salesforce, Inc.	41,400	10,780,974
SAP SE - ADR	100	26,001
Seagate Technology Holdings PLC	13,900	3,556,732
Synopsys, Inc.(a)	6,900	3,131,358
Teradyne, Inc.	59,382	10,793,272
Texas Instruments, Inc.	197,705	31,921,449
Trimble, Inc.(a)	278,450	22,206,388
Universal Display Corp.	219,919	32,389,670
Wolfspeed, Inc.(a)	4,285	112,781
		1,394,872,669
Materials - 0.7%
Albemarle Corp.	202,700	19,911,221
Ivanhoe Mines Ltd. - CAD - Class A(a)	870,000	8,702,791
Linde PLC	20,200	8,449,660
Solstice Advanced Materials, Inc.(a)	3,650	164,506
		37,228,178

The accompanying notes are an integral part of these financial statements.

4

PRIMECAP ODYSSEY GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
Real Estate - 0.1%
Welltower, Inc.	17,883	$3,237,538
TOTAL COMMON STOCKS (Cost $2,117,848,194)		5,252,100,200
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29)(a)(c)(d)	387,250	394,995
Epizyme, Inc. - CVR (Expiration Date 1/1/28)(a)(c)(d)	4,207,543	84,151
		479,146
TOTAL RIGHTS (Cost $0)		479,146
ESCROWS AND LITIGATION TRUSTS - 0.0%
Information Technology - 0.0%
Wolfspeed, Inc. - Escrow(a)(c)(d)	513,100	0
TOTAL ESCROWS AND LITIGATION TRUSTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 3.87%(e)	92,929,391	92,929,391
TOTAL SHORT-TERM INVESTMENTS (Cost $92,929,391)		92,929,391
TOTAL INVESTMENTS - 100.1% (Cost $2,210,777,585)		$5,345,508,737
Liabilities in Excess of Other Assets - (0.1)%		(3,222,847)
TOTAL NET ASSETS - 100.0%		$5,342,285,890

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $479,146 or 0.0% of net assets as of October 31, 2025. (Note 4)

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
The accompanying notes are an integral part of these financial statements.

5

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 7.1%
Alphabet, Inc. - Class A	594,950	$167,293,991
Alphabet, Inc. - Class C	126,890	35,760,140
Baidu, Inc. - ADR(a)	1,048,060	126,679,012
Electronic Arts, Inc.	26,605	5,322,596
Ibotta, Inc. - Class A(a)	64,890	2,093,351
IMAX Corp.(a)	429,202	13,944,773
Live Nation Entertainment, Inc.(a)	50,010	7,477,995
Meta Platforms, Inc. - Class A	45,000	29,175,750
Netflix, Inc.(a)	21,700	24,279,262
Pinterest, Inc. - Class A(a)	737,150	24,399,665
Take-Two Interactive Software, Inc.(a)	52,290	13,405,587
T-Mobile US, Inc.	61,030	12,819,352
Trade Desk, Inc. (The) - Class A(a)	73,825	3,711,921
WildBrain Ltd. - CAD(a)	3,251,830	3,477,769
ZoomInfo Technologies, Inc.(a)	1,206,807	13,540,375
		483,381,539
Consumer Discretionary - 13.0%
Alibaba Group Holding Ltd. - ADR	1,036,800	176,701,824
Amazon.com, Inc.(a)	393,500	96,100,570
Boot Barn Holdings, Inc.(a)	48,400	9,179,060
Burlington Stores, Inc.(a)	69,370	18,978,938
Capri Holdings Ltd.(a)	265,260	5,504,145
CarMax, Inc.(a)	535,900	22,459,569
Carvana Co.(a)	49,995	15,325,467
CAVA Group, Inc.(a)	393,950	21,166,934
eBay, Inc.	150,940	12,272,931
Entain PLC - GBP	2,092,333	21,780,648
Flutter Entertainment PLC(a)	88,700	20,630,733
GrowGeneration Corp.(a)	377,300	573,496
Mobileye Global, Inc. - Class A(a)	415,400	5,462,510
Norwegian Cruise Line Holdings Ltd.(a)	820,400	18,393,368
Ollie’s Bargain Outlet Holdings, Inc.(a)	109,280	13,202,117
Royal Caribbean Cruises Ltd.	136,400	39,123,612
Savers Value Village, Inc.(a)	476,800	4,391,328
SharkNinja, Inc.(a)	38,200	3,266,100
Sony Group Corp. - ADR	4,809,070	134,124,962
Tapestry, Inc.	21,900	2,405,058
Tesla, Inc.(a)	371,690	169,698,787
Ulta Beauty, Inc.(a)	17,890	9,300,653
XPeng, Inc. - ADR(a)	2,970,590	69,779,159
		889,821,969
Consumer Staples - 1.0%
BellRing Brands, Inc.(a)	192,338	5,795,144
e.l.f. Beauty, Inc.(a)	113,095	13,813,423
Performance Food Group Co.(a)	479,800	46,415,852
		66,024,419

	Shares	Value
Energy - 0.3%
Coterra Energy, Inc.	315,350	$7,461,181
EOG Resources, Inc.	86,900	9,197,496
New Fortress Energy, Inc.(a)	1,019,400	1,315,026
		17,973,703
Financials - 4.5%
Capital One Financial Corp.	82,581	18,166,994
CME Group, Inc. - Class A	195,871	52,001,792
Flywire Corp.(a)	1,414,300	18,838,476
Galaxy Digital, Inc. - Class A(a)	251,700	8,812,017
LPL Financial Holdings, Inc.	16,000	6,036,960
MarketAxess Holdings, Inc.	787,600	126,063,256
Marqeta, Inc. - Class A(a)	390,000	1,766,700
Morgan Stanley	81,133	13,305,812
NMI Holdings, Inc. - Class A(a)	288,660	10,515,884
Progressive Corp. (The)	74,700	15,388,200
Sony Financial Group, Inc. - ADR(a)	944,066	4,692,008
Toast, Inc. - Class A(a)	92,500	3,342,950
Tradeweb Markets, Inc. - Class A	245,940	25,919,616
WEX, Inc.(a)	7,500	1,094,100
		305,944,765
Health Care - 26.1%
Alkermes PLC(a)	648,250	19,901,275
Allogene Therapeutics, Inc.(a)	2,592,970	3,215,283
Amicus Therapeutics, Inc.(a)	655,200	5,916,456
BeOne Medicines Ltd. - ADR(a)	703,387	218,387,596
Biogen, Inc.(a)	741,830	114,442,114
BioMarin Pharmaceutical, Inc.(a)	1,576,355	84,445,337
BioNTech SE - ADR(a)	936,576	97,319,612
Boston Scientific Corp.(a)	582,340	58,653,285
Bridgebio Pharma, Inc.(a)	391,900	24,548,616
Cerus Corp.(a)	882,900	1,297,863
Charles River Laboratories International, Inc.(a)	13,750	2,475,963
Edwards Lifesciences Corp.(a)	156,300	12,886,935
Elanco Animal Health, Inc.(a)	616,792	13,661,943
Eli Lilly & Co.	250,154	215,847,880
Exact Sciences Corp.(a)	336,700	21,781,123
Galapagos N.V. - ADR(a)	17,000	540,260
Glaukos Corp.(a)	1,120,563	98,687,983
Globus Medical, Inc. - Class A(a)	28,850	1,742,252
GRAIL, Inc.(a)	1,407,091	129,353,876
Health Catalyst, Inc.(a)	1,050,000	3,391,500
Illumina, Inc.(a)	169,270	20,911,616
Immunocore Holdings PLC - ADR(a)	1,173,772	38,840,115
Immunome, Inc.(a)	2,674,700	42,982,429
Insulet Corp.(a)	82,920	25,954,789
LENZ Therapeutics, Inc.(a)	142,500	4,235,100
LivaNova PLC(a)	853,980	44,944,967
Nektar Therapeutics(a)	181,019	11,753,564
Nurix Therapeutics, Inc.(a)	7,000	90,580
Penumbra, Inc.(a)	12,100	2,751,177

The accompanying notes are an integral part of these financial statements.

6

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
PolyPeptide Group AG - CHF(a)	604,102	$19,517,430
Pulmonx Corp.(a)(b)	3,602,001	7,204,002
QIAGEN N.V. - EUR	139,770	6,566,646
Repligen Corp.(a)	42,300	6,305,238
Rhythm Pharmaceuticals, Inc.(a)	2,579,999	293,500,686
Roche Holding AG - CHF	47,005	15,122,205
Wave Life Sciences Ltd.(a)	2,320,582	20,978,061
Xencor, Inc.(a)(b)	6,386,727	93,948,754
Zentalis Pharmaceuticals, Inc.(a)	676,400	1,014,600
		1,785,119,111
Industrials - 13.3%
AECOM	1,151,080	154,647,598
Alaska Air Group, Inc.(a)	207,200	8,646,456
Allegiant Travel Co.(a)	25,100	1,560,718
Amentum Holdings, Inc.(a)	769,016	17,233,649
American Airlines Group, Inc.(a)	4,345,630	57,058,122
Array Technologies, Inc.(a)	837,900	7,256,214
Axon Enterprise, Inc.(a)	11,100	8,127,753
Chart Industries, Inc.(a)	15,000	2,994,300
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR(a)	41,000	271,830
Curtiss-Wright Corp.	133,420	79,482,297
Delta Air Lines, Inc.	1,436,957	82,452,593
FedEx Corp.	33,500	8,502,970
Frontier Group Holdings, Inc.(a)	635,186	2,451,818
GFL Environmental, Inc.	243,900	10,655,991
Gibraltar Industries, Inc.(a)	95,600	5,964,484
Griffon Corp.	240,107	17,770,319
Jacobs Solutions, Inc.	616,560	96,066,214
JetBlue Airways Corp.(a)	969,500	4,071,900
Lyft, Inc. - Class A(a)	530,040	10,844,618
Nextracker, Inc. - Class A(a)	912,274	92,340,374
Ryanair Holdings PLC - ADR	43,400	2,711,632
Southwest Airlines Co.	1,531,250	46,396,875
Sun Country Airlines Holdings, Inc.(a)	107,915	1,325,196
TransDigm Group, Inc.	26,500	34,675,515
Uber Technologies, Inc.(a)	216,400	20,882,600
United Airlines Holdings, Inc.(a)	972,760	91,478,350
VSE Corp.	94,700	17,110,396
WillScot Holdings Corp.	197,800	4,302,150
Xometry, Inc. - Class A(a)	278,000	13,535,820
XPO, Inc.(a)	55,300	7,956,011
		908,774,763
Information Technology - 31.2%
Adobe, Inc.(a)	90,900	30,934,179
Advanced Micro Devices, Inc.(a)	84,800	21,718,976
Ambarella, Inc.(a)	20,900	1,781,307
Applied Materials, Inc.	36,821	8,582,975
AppLovin Corp. - Class A(a)	40,062	25,532,714

	Shares	Value
Arlo Technologies, Inc.(a)	2,158,580	$41,746,937
ASML Holding N.V. - ADR	24,200	25,633,366
Aurora Innovation, Inc. - Class A(a)	3,181,780	16,672,527
Autodesk, Inc.(a)	46,700	14,072,578
Axcelis Technologies, Inc.(a)	773,950	61,575,462
Broadcom, Inc.	99,140	36,645,118
Credo Technology Group Holding Ltd.(a)	90,300	16,942,086
Crowdstrike Holdings, Inc. - Class A(a)	88,960	48,306,170
CyberArk Software Ltd.(a)	29,660	15,446,335
Dell Technologies, Inc. - Class C	65,080	10,543,611
Descartes Systems Group, Inc. (The)(a)	139,541	12,308,912
Docusign, Inc.(a)	184,100	13,465,074
Entegris, Inc.	60,300	5,521,671
Fair Isaac Corp.(a)	17,813	29,561,208
Figma, Inc. - Class A(a)	28	1,395
Flex Ltd.(a)	2,987,870	186,801,632
FormFactor, Inc.(a)	611,555	33,604,947
Gitlab, Inc. - Class A(a)	128,900	6,283,875
Hewlett Packard Enterprise Co.	260,830	6,369,468
HP, Inc.	141,370	3,911,708
indie Semiconductor, Inc. - Class A(a)(b)	19,852,800	106,808,064
Intuit, Inc.	43,400	28,971,670
Jabil, Inc.	416,000	91,890,240
Keysight Technologies, Inc.(a)	27,300	4,994,808
KLA Corp.	90,609	109,522,723
Marvell Technology, Inc.	271,876	25,485,656
MaxLinear, Inc.(a)	522,550	7,916,632
Micron Technology, Inc.	1,782,860	398,950,582
MongoDB, Inc.(a)	202,866	72,995,244
NetApp, Inc.	323,932	38,152,711
nLIGHT, Inc.(a)	183,703	6,064,036
Nutanix, Inc. - Class A(a)	670,915	47,795,985
NVIDIA Corp.	924,840	187,270,852
Okta, Inc. - Class A(a)	231,082	21,150,935
OneStream, Inc.(a)	5,400	102,006
OSI Systems, Inc.(a)	204,330	56,897,732
Palo Alto Networks, Inc.(a)	112,140	24,697,714
QUALCOMM, Inc.	155,323	28,097,931
Trimble, Inc.(a)	488,380	38,948,305
Unity Software, Inc.(a)	21,700	822,430
Universal Display Corp.	744,474	109,646,131
Western Digital Corp.	131,500	19,752,615
Wolfspeed, Inc.(a)	6,377	167,843
Zoom Communications, Inc. - Class A(a)	348,600	30,408,378
		2,131,475,454
Materials - 1.7%
Albemarle Corp.	104,600	10,274,858
Ingevity Corp.(a)	54,500	2,927,740
Ivanhoe Electric, Inc.(a)	2,305,713	34,101,496

The accompanying notes are an integral part of these financial statements.

7

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Ivanhoe Mines Ltd. - Class A - CAD(a)	3,403,900	$34,049,921
Perimeter Solutions, Inc.(a)	1,399,675	32,906,359
		114,260,374
Real Estate - 0.1%
CoStar Group, Inc.(a)	71,000	4,885,510
EPR Properties	89,000	4,362,780
		9,248,290
TOTAL COMMON STOCKS (Cost $2,909,701,888)		6,712,024,387
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29)(a)(c)(d)	349,922	356,921
Epizyme, Inc. - CVR (Expiration Date 1/1/28)(a)(c)(d)	10,344,756	206,895
		563,816
TOTAL RIGHTS (Cost $0)		563,816
ESCROWS AND LITIGATION TRUSTS - 0.0%
Information Technology - 0.0%
Pivotal Software, Inc. - Escrow(a)(c)(d)	336,900	0
Wolfspeed, Inc. - Escrow(a)(c)(d)	763,600	0
		0
TOTAL ESCROW AND LITIGATION TRUSTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 3.87%(e)	72,545,273	72,545,273
TOTAL SHORT-TERM INVESTMENTS (Cost $72,545,273)		72,545,273
TOTAL INVESTMENTS - 99.4% (Cost $2,982,247,161)		$6,785,133,476
Other Assets in Excess of Liabilities - 0.6%		40,411,074
TOTAL NET ASSETS - 100.0%		$6,825,544,550

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CHF - Swiss Francs
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $563,816 or 0.0% of net assets as of October 31, 2025. (Note 4)

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
The accompanying notes are an integral part of these financial statements.

8

PRIMECAP ODYSSEY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$2,001,990,299	$2,124,895,459	$2,649,525,144
Investments, at cost (affiliated)	—	85,882,126	332,722,017
Investments, at value (unaffiliated)	4,523,658,321	5,148,657,404	6,577,172,656
Investments, at value (affiliated)	—	196,851,333	207,960,820
Receivable for investments sold	2,091,909	346,627	55,545,580
Receivable for dividends	6,541,534	5,897,662	1,697,839
Receivable for fund shares sold	597,429	2,317,856	705,191
Prepaid expenses and other assets	43,329	43,971	54,480
Total assets	4,532,932,522	5,354,114,853	6,843,136,566
LIABILITIES
Payable for investments purchased	6,767,840	1,410,035	4,633,057
Payable for fund shares repurchased	2,225,808	2,385,997	2,986,811
Payable to the advisor (Note 6)	6,094,060	7,028,821	8,766,912
Payable for shareholder servicing	658,898	737,749	928,307
Payable to custodian	16,764	17,279	20,001
Other accrued expenses and liabilities	260,980	249,082	256,928
Total liabilities	16,024,350	11,828,963	17,592,016
NET ASSETS	$ 4,516,908,172	$5,342,285,890	$6,825,544,550
Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	110,687,691	120,949,023	122,362,411
Net asset value, offering and redemption price per share	$40.81	$44.17	$55.78
Components of Net Assets
Paid-in capital	$1,083,960,326	$1,171,086,416	$2,307,086,837
Total distributable earnings	3,432,947,846	4,171,199,474	4,518,457,713
Net assets	$ 4,516,908,172	$5,342,285,890	$6,825,544,550

The accompanying notes are an integral part of these financial statements

9

PRIMECAP ODYSSEY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$72,710,174	$47,005,870	$37,543,321
Total investment income	72,710,174	47,005,870	37,543,321
EXPENSES
Advisory fees (Note 6)	25,498,869	27,918,910	35,341,033
Shareholder servicing	4,097,586	4,150,177	5,012,103
Trustee fees	236,977	237,177	236,878
Custody	82,899	87,172	89,551
Other	1,047,256	1,044,976	1,157,846
Total expenses	30,963,587	33,438,412	41,837,411
Net investment income (loss)	41,746,587	13,567,458	(4,294,090)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	1,077,676,508	1,300,685,975	828,644,375
Investments (affiliated)	—	(1,447,085)	79,269,845
In-kind redemptions	133,032,430	106,970,177	377,746,724
Foreign currency transactions	(71,297)	(29,088)	6,477
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	(384,251,515)	(148,234,159)	351,035,153
Investments (affiliated)	—	119,582,058	121,662,244
Foreign currency translations	216,119	179,816	(24,356)
Net realized and unrealized gain on investments and foreign currency	826,602,245	1,377,707,694	1,758,340,462
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$868,348,832	$1,391,275,152	$1,754,046,372

(1)	Net of foreign taxes withheld of $1,140,691, $717,521, and $281,856, respectively.
The accompanying notes are an integral part of these financial statements.

10

PRIMECAP ODYSSEY STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$41,746,587	$51,636,591
Net realized gain (loss) on:
Investments	1,077,676,508	858,471,255
In-kind redemptions	133,032,430	—
Foreign currency transactions	(71,297)	7,658
Change in unrealized appreciation/depreciation on:
Investments	(384,251,515)	549,632,038
Foreign currency translations	216,119	111,715
Net increase in net assets resulting from operations	868,348,832	1,459,859,257
NET DISTRIBUTIONS TO SHAREHOLDERS	(784,117,635)	(543,292,220)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	350,767,431	365,296,780
Proceeds from reinvestment of distributions	754,809,512	520,727,056
Cost of shares repurchased	(1,902,050,319)	(1,804,771,265)
Net decrease from capital share transactions	(796,473,376)	(918,747,429)
Total decrease in net assets	(712,242,179)	(2,180,392)
NET ASSETS
Beginning of year	5,229,150,351	5,231,330,743
End of year	$4,516,908,172	$5,229,150,351
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	132,384,372	155,863,842
Shares sold	10,085,753	9,840,806
Shares issued on reinvestment of distributions	21,935,760	15,097,914
Shares repurchased	(53,718,194)	(48,418,190)
Decrease in capital shares	(21,696,681)	(23,479,470)
Shares outstanding, end of year	110,687,691	132,384,372

The accompanying notes are an integral part of these financial statements.

11

PRIMECAP ODYSSEY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$13,567,458	$27,047,470
Net realized gain (loss) on:
Investments	1,299,238,890	1,187,007,192
In-kind redemptions	106,970,177	—
Foreign currency transactions	(29,088)	145
Change in unrealized appreciation/depreciation on:
Investments	(28,652,101)	403,155,588
Foreign currency translations	179,816	117,894
Net increase in net assets resulting from operations	1,391,275,152	1,617,328,289
NET DISTRIBUTIONS TO SHAREHOLDERS	(985,053,931)	(831,948,160)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	362,605,079	321,730,178
Proceeds from reinvestment of distributions	936,022,032	797,037,283
Cost of shares repurchased	(2,207,759,019)	(2,333,864,632)
Net decrease from capital share transactions	(909,131,908)	(1,215,097,171)
Total decrease in net assets	(502,910,687)	(429,717,042)
NET ASSETS
Beginning of year	5,845,196,577	6,274,913,619
End of year	$5,342,285,890	$5,845,196,577
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	145,052,285	175,469,794
Shares sold	10,021,088	8,480,375
Shares issued on reinvestment of distributions	26,448,772	22,146,076
Shares repurchased	(60,573,122)	(61,043,960)
Decrease in capital shares	(24,103,262)	(30,417,509)
Shares outstanding, end of year	120,949,023	145,052,285

The accompanying notes are an integral part of these financial statements.

12

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(4,294,090)	$1,159,970
Net realized gain on:
Investments	907,914,220	739,511,990
In-kind redemptions	377,746,724	—
Foreign currency transactions	6,477	40,229
Change in unrealized appreciation/depreciation on:
Investments	472,697,397	914,757,319
Foreign currency translations	(24,356)	50,547
Net increase in net assets resulting from operations	1,754,046,372	1,655,520,055
NET DISTRIBUTIONS TO SHAREHOLDERS	(629,884,923)	(384,018,326)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	744,867,032	396,539,842
Proceeds from reinvestment of distributions	603,806,747	367,519,346
Cost of shares repurchased	(2,530,148,126)	(1,506,111,302)
Net decrease from capital share transactions	(1,181,474,347)	(742,052,114)
Total increase (decrease) in net assets	(57,312,898)	529,449,615
NET ASSETS
Beginning of year	6,882,857,448	6,353,407,833
End of year	$6,825,544,550	$6,882,857,448
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year	148,747,622	165,450,352
Shares sold	16,786,324	9,092,025
Shares issued on reinvestment of distributions	13,200,847	8,686,347
Shares repurchased	(56,372,382)	(34,481,102)
Decrease in capital shares	(26,385,211)	(16,702,730)
Shares outstanding, end of year	122,362,411	148,747,622

The accompanying notes are an integral part of these financial statements.

13

PRIMECAP ODYSSEY STOCK FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year.

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$39.50	$33.56	$34.78	$42.97	$31.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income(1)	0.33	0.35	0.40	0.35	0.27
Net realized and unrealized gain (loss) on investments and foreign currency	7.08	9.15	2.25	(4.78)	13.57
Total from investment operations	7.41	9.50	2.65	(4.43)	13.84
LESS:
Dividends from net investment income	(0.37)	(0.43)	(0.41)	(0.28)	(0.48)
Distributions from net realized gain	(5.73)	(3.13)	(3.46)	(3.48)	(2.28)
Total distributions	(6.10)	(3.56)	(3.87)	(3.76)	(2.76)
Net asset value, end of year	$40.81	$39.50	$33.56	$34.78	$42.97
Total return	21.62%	29.83%	8.13%	(11.33)%	45.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$4,516.9	$5,229.2	$5,231.3	$5,799.1	$7,733.6
Ratio of expenses to average net assets	0.67%	0.67%	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	0.90%	0.92%	1.15%	0.93%	0.67%
Portfolio turnover rate	9%(2)	3%	4%	4%	6%

(1)	Calculated using the average shares method.
(2)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14

PRIMECAP ODYSSEY GROWTH FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year.

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$40.30	$35.76	$36.70	$50.78	$40.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income(1)	0.10	0.16	0.18	0.16	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	10.95	9.26	3.04	(8.21)	15.72
Total from investment operations	11.05	9.42	3.22	(8.05)	15.77
LESS:
Dividends from net investment income	(0.18)	(0.19)	(0.21)	(0.05)	(0.17)
Distributions from net realized gain	(7.00)	(4.69)	(3.95)	(5.98)	(5.13)
Total distributions	(7.18)	(4.88)	(4.16)	(6.03)	(5.30)
Net asset value, end of year	$44.17	$40.30	$35.76	$36.70	$50.78
Total return	31.83%	27.97%	9.30%	(17.61)%	41.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$5,342.3	$5,845.2	$6,274.9	$6,957.6	$10,168.5
Ratio of expenses to average net assets	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	0.27%	0.42%	0.48%	0.40%	0.10%
Portfolio turnover rate	11%(2)	5%	7%	4%	7%

(1)	Calculated using the average shares method.
(2)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

15

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year.

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$46.27	$38.40	$38.92	$60.37	$48.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)(1)	(0.03)	0.01	(0.03)	(0.09)	(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	13.90	10.24	3.42	(15.51)	16.73
Total from investment operations	13.87	10.25	3.39	(15.60)	16.51
LESS:
Dividends from net investment income	(0.01)	(0.01)	—	—	—
Distributions from net realized gain	(4.35)	(2.37)	(3.91)	(5.85)	(4.21)
Total distributions	(4.36)	(2.38)	(3.91)	(5.85)	(4.21)
Net asset value, end of year	$55.78	$46.27	$38.40	$38.92	$60.37
Total return	32.05%	27.27%	9.01%	(28.21)%	35.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$6,825.5	$6,882.9	$6,353.4	$6,931.1	$11,735.2
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of net investment income (loss) to average net assets	(0.07)%	0.02%	(0.09)%	(0.19)%	(0.39)%
Portfolio turnover rate	11%(2)	9%	5%(2)	4%	9%

(1)	Calculated using the average shares method.
(2)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2025
(1) Organization
PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund (the “Stock Fund”), PRIMECAP Odyssey Growth Fund (the “Growth Fund”), and PRIMECAP Odyssey Aggressive Growth Fund (the “Aggressive Growth Fund”) (each a “Fund” and collectively the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.
Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting.
(2) Significant Accounting Policies
The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.
A.
Security Valuation – Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Funds’ valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.
B.
Share Valuation – The NAV of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

C.
Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of

17

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2025(Continued)
exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.
D.
Federal Income Taxes – Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.
Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties. As of October 31, 2025, open tax years include the tax years ended October 31, 2022 through October 31, 2025. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.
E.
Allocation of Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.
Security Transactions, Investment Income, and Distributions – Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.
Indemnification Obligations – Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

I.
Segment Reporting – Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Executive Officers and Chief Financial Officer, who serve as the chief operating decision maker and use the information presented in the financial statements and financial highlights to make decisions about the allocation of resources.

18

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2025(Continued)
J.
New Accounting Pronouncement – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

(3) Investment Transactions
The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended October 31, 2025 were as follows:

Fund	Purchases	Sales(1)
Stock Fund	$421,412,240	$1,965,273,758
Growth Fund	$555,810,182	$2,428,212,875
Aggressive Growth Fund	$658,456,080	$2,425,237,675

(1)
Included in proceeds of PRIMECAP Odyssey Stock Fund’s, PRIMECAP Odyssey Growth Fund’s, and PRIMECAP Odyssey Aggressive Growth Fund’s sales are $169,283,522, $119,582,577, and $426,260,232, respectively, representing the value of securities transferred in payment of redemptions in-kind.

(4) Valuation Measurements
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.
Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized. These inputs are summarized in the three broad levels below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

19

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2025(Continued)
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of October 31, 2025. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stock Fund	Common Stocks(1)	$4,404,322,370	$—	$—	$4,404,322,370
	Short-Term Investments	119,335,951	—	—	119,335,951
	Total Investments	$4,523,658,321	$—	$—	$4,523,658,321
Growth Fund	Common Stocks(1)	$5,252,100,200	$—	$—	$5,252,100,200
	Rights(2)	—	—	479,146	479,146
	Escrows and Litigation Trusts(3)	—	—	0	0
	Short-Term Investments	92,929,391	—	—	92,929,391
	Total Investments	$5,345,029,591	$—	$479,146	$5,345,508,737
Aggressive Growth Fund	Common Stocks(1)	$6,712,024,387	$—	$—	$6,712,024,387
	Rights(2)	—	—	563,816	563,816
	Escrows and Litigation Trusts(3)	—	—	0	0
	Short-Term Investments	72,545,273	—	—	72,545,273
	Total Investments	$6,784,569,660	$—	$563,816	$6,785,133,476

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Health Care
(3)	Information Technology
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Rights	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2024	$479,146	$563,816
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Balance at October 31, 2025	$479,146	$563,816

(5) Distribution to Shareholders
Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

20

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2025(Continued)
As of October 31, 2025, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$2,023,364,830	$2,262,546,003	$3,071,270,714
Gross tax unrealized appreciation	2,684,857,107	3,314,647,199	4,274,934,824
Gross tax unrealized depreciation	(184,563,616)	(231,684,465)	(561,072,062)
Net tax unrealized appreciation	2,500,293,491	3,082,962,734	3,713,862,762
Undistributed ordinary income	47,661,246	53,603,100	56,241,858
Undistributed long-term capital gain	884,993,109	1,034,633,640	748,353,093
Total distributable earnings	932,654,355	1,088,236,740	804,594,951
Other accumulated gain (loss)	—	—	—
Total accumulated gain	$3,432,947,846	$4,171,199,474	$4,518,457,713

(1)	At October 31, 2025 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.
U.S. GAAP requires that permanent book-to-tax differences be reclassified among the components of net assets. These reclassifications have no effect on net assets or NAV. For the fiscal year ended October 31, 2025, the following reclassifications were made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
Stock Fund	$(71,297)	$(314,025,002)	$314,096,299
Growth Fund	$302,073	$(335,320,120)	$335,018,047
Aggressive Growth Fund	$1,754,441	$(519,666,271)	$517,911,830

The Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net realized capital gains. The PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund reclassified $314,096,299, $335,018,047, and $517,911,830, respectively, from Accumulated Net Realized Gain to Paid In Capital. Other permanent book-to-tax differences that required reclassification among the Funds’ capital accounts related to foreign currency adjustments and net operating losses.
Tax components of dividends paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	October 31, 2025		October 31, 2024
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$51,978,763	$732,138,872	$72,271,893	$471,020,327
Growth Fund	$36,791,479	$948,262,452	$40,741,870	$791,206,290
Aggressive Growth Fund	$1,762,648	$628,122,275	$2,357,310	$381,661,016

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2025.

21

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2025(Continued)
(6) Investment Advisory and Other Agreements
The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives an annual fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each Fund’s average daily assets, 0.55% on the next $9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion. For the year ended October 31, 2025, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.
(7) Other Affiliates
Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:
PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at October 31, 2025
Xometry, Inc. - Class A	$79,862,582	$8,870,859	$10,017,081	$ —	$(1,447,085)	$119,582,058	$196,851,333
Total	$79,862,582	$8,870,859	$10,017,081	$—	$(1,447,085)	$119,582,058	$196,851,333

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at October 31, 2025
indie Semiconductor, Inc. - Class A	$53,789,023	$13,158,146	$257,556	$ —	$(271,530)	$40,389,981	$106,808,064
Pulmonx Corp.	23,699,569	122,537	1,178,981	—	(9,362,890)	(6,076,233)	7,204,002
Rhythm Pharmaceuticals, Inc.(1)	223,394,537	—	139,599,994	—	97,724,791	111,981,352	N/A
Xencor, Inc.	122,926,506	10,571,684	6,096,054	—	(8,820,526)	(24,632,856)	93,948,754
Total	$423,809,635	$23,852,367	$147,132,585	$—	$79,269,845	$121,662,244	$207,960,820

(1)	No longer an affiliate as of October 31, 2025.
(8) REDEMPTIONS IN-KIND
Each Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended October 31, 2025, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund had redemptions in-kind with total proceeds in the amount of $169,283,522, $119,582,577, and $426,260,232, respectively. The net realized gains on these redemptions in-kind for the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund amounted to $133,032,430, $106,970,177, and $377,746,724, respectively, which were not realized for tax purposes. For the year ended October 31, 2024, the Funds had no redemptions in-kind.

22

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Year Ended October 31, 2025(Continued)
(9) Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $100 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 15% of the Fund’s gross market value. The interest rate on loans under the Loan Agreement equals the prime rate per annum, payable monthly. For the year ended October 31, 2025, the Funds did not borrow under the Loan Agreement.
(10) Other Matters
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. The ultimate economic fallout from these disruptions and the long-term impact on economies, markets, industries, and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments and may negatively impact the value of each Fund’s investments and lead to losses.
(11) Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

23

PRIMECAP ODYSSEY FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of PRIMECAP Odyssey Funds and Shareholders of PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (constituting PRIMECAP Odyssey Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 15, 2025
We have served as the auditor of one or more investment companies in PRIMECAP Odyssey Funds Investment Company Complex since 2004.

24

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)
PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 100%, 100%, and 58.17%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2025 as qualified dividend income.
PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 100%, 96.54%, and 45.89%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2025 as dividends qualifying for the dividends received deduction available for corporate shareholders.
PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund designate 8.11%, 35.01%, and 0%, respectively, of ordinary income distributions paid during the fiscal year ended October 31, 2025 as short-term capital gain under Internal Revenue Code Section 871(k)(2)(C).
BOARD APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Board”) of PRIMECAP Odyssey Funds (the “Trust”) is comprised of seven Trustees, five of whom are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”). In October 2025, at an in-person meeting, the Board of Trustees, including the Independent Trustees, approved a one-year renewal of the Trust’s investment advisory agreement with PRIMECAP Management Company (the “Advisor”) with respect to the series of the Trust (the “Funds”).
General Information
As part of the annual contract review process, the Independent Trustees, through counsel to the Trust and the Independent Trustees, requested and received extensive materials, including information related to the nature, extent, and quality of the services provided to the Funds by the Advisor; information prepared by Broadridge Financial Solutions (“Broadridge”) comparing the performance and risk profile of each Fund to those of relevant market indices and of other funds in the relevant Morningstar, Inc. (“Morningstar”) category and in a smaller group of funds selected by Broadridge; information prepared by Broadridge comparing the advisory fees and total expenses to those of other funds in the relevant Morningstar category and peer group; financial information for the Advisor and information related to the profitability to the Advisor of the investment advisory agreement with the Trust; the extent to which the Advisor expects to achieve economies of scale in connection with the services it provides to each Fund; any ancillary or “fall out” benefits that the Advisor may derive from its relationship with the Funds; and the personnel of the Advisor providing services to the Funds. The Independent Trustees also requested and received information regarding the Advisor’s risk controls, risk evaluation processes, compliance program (including brokerage and trading processes), information technology infrastructure (including cyber security measures), business continuity plans, and other matters.
The Trust engaged Broadridge to prepare an independent expense and performance analysis for each Fund. In performing its analyses, Broadridge used data compiled by Morningstar to compare the expenses and performance of each Fund to those of similar funds managed by other advisors identified by Broadridge. The Board reviewed the Broadridge materials, which included information regarding the performance of each Fund compared with the performance of its benchmark index and of the entire universe of funds in its Morningstar retail category, as well as the performance of a group of comparable funds selected by Broadridge from the relevant Morningstar category (each a “Peer Group”), for the one-, three-, five- and ten-year periods ended July 31, 2025 (in each case net of fees); as well as information regarding the advisory fees paid to the Advisor and the total expense ratio of each Fund compared to those of a peer group of comparable funds selected by Broadridge (each an “Expense Peer Group”) from the Fund’s Morningstar retail category.
With respect to investment performance, the Trustees noted that the Advisor had made quarterly presentations to the Board regarding the Funds’ portfolio construction, investment strategies, and results. The Trustees also noted that in addition to meeting with the Funds’ portfolio managers on a quarterly basis, they also received presentations from different investment analysts throughout the year on specific investment sectors and each Fund’s investments in those sectors. In considering the renewal of the investment advisory agreement, the Board also took into account the Board’s discussion with the Advisor’s investment personnel prior to the meeting with respect to matters relating to the renewal of the investment advisory agreement, along with other information it had received at past Board and committee meetings with respect to various matters.

25

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)(Continued)
The Trustees reviewed information from counsel to the Trust and the Independent Trustees regarding their responsibilities in considering whether to renew the investment advisory agreement for an additional one-year period. In connection with their deliberations, the Board considered such information and factors that they believed to be relevant. The Board considered renewal of the investment advisory agreement separately for each Fund, although the Board took into account the common interests of all the Funds in its review. In considering these matters, the Board discussed the renewal of the investment advisory agreement with management, and the Independent Trustees met in a private session with counsel to the Trust and the Independent Trustees at which no employees of the Advisor were present.
In deciding to approve the renewal of the investment advisory agreement, the Board and the Independent Trustees did not identify a single factor that was controlling. The Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval. The following summary describes the key factors considered by the Trustees and their conclusions that formed the basis for approving the renewal of the investment advisory agreement in light of the legal advice furnished by counsel and their own business judgment. This summary is not inclusive of all of the factors considered, and each Trustee did not necessarily attribute the same weight to each factor.
Nature, Extent, and Quality of Services
The Board considered the services provided by the Advisor to the Funds under the investment advisory agreement, including the background, education, and experience of the Advisor’s key portfolio management, compliance, and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract, and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also took into account the experience, capability, and integrity of the Advisor’s senior management, the time that senior management commits to the Funds, and the Advisor’s demonstrated commitment to the Funds; its investment philosophy and processes, including its brokerage and trading practices; its disaster recovery and contingency planning; its oversight of the Funds’ internal control environment with regard to compliance with applicable laws and regulations; and the significant investment by each portfolio manager in the Funds that he manages, which helps align his interests with those of Fund shareholders. The Trustees concluded that the nature, extent, and quality of services provided under the investment advisory agreement were of a high level and satisfactory.
Investment Performance
The Board assessed the performance of each Fund compared with the performance of its benchmark(s) and other funds in the Fund’s Morningstar retail category and Peer Group for the one-, three-, five- and ten-year periods ended July 31, 2025. The Board made the following observations in reviewing the Funds’ performance:
•
The annualized total returns of the PRIMECAP Odyssey Stock Fund underperformed the returns of its benchmark, the S&P 500 Index, for the one-, three-, five-, and ten-year and since inception periods ended July 31, 2025, by 7.49%, 3.50%, 0.92%, 2.16% and 0.13%, respectively. The Fund’s annualized total returns were below the median returns of the funds in the Morningstar Large Blend category for the one-, three-, five- and ten-year periods by 6.48%, 3.00%, 0.61% and 1.67%, respectively. The Fund’s annualized total return was above the median return of the Peer Group for the five-year period, but the Fund’s annualized total returns were below the median returns of the Peer Group for the one-, three-, and ten-year periods by 5.29%, 2.85% and 0.79%, respectively.

•
The annualized total return of the PRIMECAP Odyssey Growth Fund outperformed the return of its primary benchmark, the S&P 500 Index, for the since inception period ended July 31, 2025, but underperformed compared to the Index for the one-, three-, five- and ten-year periods by 1.15%, 2.58%, 2.70% and 1.90%, respectively. The Fund’s annualized total returns underperformed the returns of its secondary benchmark, the Russell 1000 Growth Index, for the one-, three-, five-, and ten-year and since inception periods by 8.67%, 8.11%, 4.11%, 5.31% and 1.67%, respectively. The Fund’s annualized total returns were below the median returns of the funds in the Morningstar Large Blend category for the one-, three-, five- and ten-year periods by 0.14%, 2.08%, 2.39% and 1.41%, respectively. The Fund’s total return was above the median return of the Peer Group for the one-year period, but the Fund’s annualized total returns were below the median returns of the Peer Group for the three-, five- and ten-year periods by 1.12%, 1.51% and 0.60%, respectively.

26

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)(Continued)
•
The annualized total return of the PRIMECAP Odyssey Aggressive Growth Fund outperformed the return of its primary benchmark, the S&P 500 Index, for the since inception period ended July 31, 2025, but underperformed compared to the Index for the one-, three-, five-, and ten-year periods by 2.63%, 4.56%, 6.82% and 3.30%, respectively. The Fund’s annualized total return outperformed the return of its secondary benchmark, the Russell Mid Cap Growth Index, for the since inception period, but underperformed relative to the Index for the one-, three-, five- and ten-year periods by 14.58%, 5.12%, 2.32% and 1.81%, respectively. The Fund’s annualized total returns were above the median returns of the funds in the Morningstar Mid-Cap Growth category for the one- and three-year periods, but the Fund’s annualized total returns were below the median returns of the Morningstar category for the five- and ten-year periods by 0.07% and 0.64%, respectively. The Fund’s annualized total returns were below the median returns of the Peer Group for the one-, three-, five- and ten-year periods by 3.43%, 4.96%, 5.37% and 4.08%, respectively.

In assessing the performance of the Funds, the Trustees acknowledged that the Funds’ performance had struggled to keep pace with those of their respective indices, Peer Groups, and Morningstar categories for certain periods as the Advisor stayed committed to its investment philosophy and refused to chase momentum driven stocks generally and in particular during the height of the COVID-19 pandemic, including the Funds’ underweight positions in the “Big 5” tech stocks (Microsoft, Apple, Amazon, Alphabet, and Meta), since those companies benefited significantly from the pandemic. The Trustees noted, however, that the Funds had performed well in the prior several months. The Trustees considered that the Advisor believes that each Fund continues to hold considerable value in its portfolio despite the various periods of underperformance. The Trustees also noted that each Fund had performed well over the long term.
The Independent Trustees considered the Advisor’s explanation that the Funds’ portfolios are extremely differentiated from relevant indices and peer funds, and as a result have historically gone through long periods of underperformance. They noted the historical performance of the Funds’ portfolios and noted sustained periods of both outperformance and underperformance, depending on market sentiment and whether mega-cap stocks were outperforming, among other factors; that the Advisor seeks to select stocks of companies that are expected to materially develop more than the market expects, which can take a long time; and that based on the fundamental characteristics of the portfolios, the Funds were well positioned with strong growth prospects.
The Independent Trustees noted that the Funds’ performance had been the subject of prior discussions with the Advisor on numerous occasions in the past. Based on the information provided to them and in consideration of the specific investment objectives and risk profiles of each Fund, as well as the Advisor’s investment philosophy, the Board and the Independent Trustees concluded that the performance of each Fund was sufficient for renewal of the investment advisory agreement.
Advisory Fees and Fund Expenses
The Board reviewed the advisory fees and expenses paid by each Fund compared to those of other funds in the same Morningstar retail category (for the Stock Fund – Large Blend funds; for the Growth Fund – Large Blend funds; and for the Aggressive Growth Fund – Mid-Cap Growth funds), and of other funds in the Fund’s Expense Peer Group, which was selected by Broadridge and was comprised of funds comparable to the Fund with fee structures and characteristics similar to those of the Funds (e.g., no distribution or shareholder servicing fees, and excluding load funds, index and enhanced index funds, funds of funds, and multi-manager funds).
The materials for the meeting indicated as follows:
•	The advisory fee of the Stock Fund was below the median fee of the funds in the Morningstar Large Blend category, and the same as the median fee of the Fund’s Expense Peer Group.
•	The advisory fee of the Growth Fund was below the median fees of the funds in the Morningstar Large Blend category and the Fund’s Expense Peer Group.
•	The advisory fee of the Aggressive Growth Fund was below the median fees of the funds in the Morningstar Mid-Cap Growth category and the Fund’s Expense Peer Group.

27

PRIMECAP ODYSSEY FUNDS
Additional Information (Unaudited)(Continued)
•
The total expense ratios of the Stock Fund, the Growth Fund and the Aggressive Growth Fund were below the medians of their respective Morningstar categories. The total expense ratio of the Stock Fund was above the median of its Expense Peer Group by 0.01%, but the expense ratios of the Growth Fund and Aggressive Growth Fund were below the medians of their respective Expense Peer Groups.

The Board also reviewed the fees charged by the Advisor to other clients, including other mutual funds for which it provides sub-advisory services. The Board considered that although those fees were lower than those charged by the Advisor to the Funds, the differences appropriately reflected the investment, operational, and regulatory differences between advising other clients and the Funds, noting that mutual funds are subject to certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees considered the services provided by the Advisor under the investment advisory agreement, including providing the Chief Compliance Officer, certain other officers of the Trust and other personnel involved in the oversight of the Trust’s service providers. The Board further noted that the advisory fee was the sole source of revenue from the Funds to the Advisor. The Board and the Independent Trustees determined that the advisory fees and expenses charged to the Funds were reasonable in consideration of the services provided.
Costs and Profits of the Advisor
The Board reviewed information regarding the Advisor’s financial position and concluded that the Advisor would be able to continue to provide advisory services to the Funds. The Board also reviewed information relating to the Advisor’s profitability. The Board recognized the competitiveness of the registered fund industry and the importance of an investment advisor’s long-term profitability, including for maintaining management stability and accountability. The Trustees noted that the Advisor had closed the Aggressive Growth Fund in January 2014 to most new investors, limiting the growth of the Fund and consequently future profits to the Advisor as it relates to the Fund, and that it had only reopened the Fund to new investment in December 2022. In considering the Advisor’s profitability, the Trustees recognized the importance of the profitability of the Advisor, not only in maintaining its own financial condition, but also in maintaining an environment in which it is able to attract and retain talented investment professionals. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with each Fund was reasonable.
Economies of Scale and Other Benefits to the Investment Advisor
The Trustees considered that the investment advisory agreement provides fee breakpoints at $100 million and $10 billion in assets for each Fund, that the Advisor had added the $10 billion breakpoint effective May 1, 2021, and that the fees continued to compare favorably to those of other actively managed funds with similar investment objectives. The Board considered that the Advisor had significant assets under management at the time the Funds commenced operations and that the Funds were offered advisory fee rates at inception that reflected scale within the Advisor’s business. The Board also acknowledged various diseconomies of scale experienced by the Advisor as the Funds have grown, including the hiring of additional personnel and the provision of additional services to the Funds, including online access to shareholder accounts and improved technology, systems, and hardware. The Board and the Independent Trustees concluded that the Advisor had shared any economies of scale it had realized from the Funds with the Funds and their shareholders through advisory fee breakpoints, the hiring of additional personnel, the provision of additional services to the Funds, and continued improvements in technology, systems, and hardware.
The Board also considered the benefits received by the Advisor as a result of its relationship with the Funds, other than investment advisory fees, including any research provided to the Advisor by broker-dealers providing execution services to the Funds, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance.
Conclusions
Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to the Advisor pursuant to the investment advisory agreement with respect to each Fund was fair and reasonable in light of the services being provided by the Advisor to the Fund and its shareholders and that renewal of the investment advisory agreement with respect to each Fund was in the best interest of the Fund and its shareholders.

28

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration information is included within the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement is included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officers and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed July 7, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 18, 2025

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 18, 2025

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	December 23, 2025

By	/s/ Julietta Martikyan
Julietta Martikyan, Chief Financial Officer
(Principal Financial Officer)

Date	December 18, 2025